Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Exercise of warrants		10,000,000	3,816,522	10,000,000	10,000,000	9,000,000
Minimum [Member]
Conversion price per share	$ 0.0744		$ 0.0744
Maximum [Member]
Conversion price per share	$ 0.1108		$ 0.1540